Document and Entity Information	Sep. 23, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002020354
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 23, 2024
Entity Registrant Name	West Bay BDC LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01758
Entity Tax Identification Number	99-1657525
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true